Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss, property, plant and equipment	$ 4	$ 0	$ 0
Rent expense for premises and equipment		$ 600	$ 530